Fair Value Measurement	12 Months Ended
Aug. 31, 2019
Fair Value Measurement
Fair Value Measurement

24.   Fair Value Measurement

The Group applies ASC 820 (“ASC 820”), Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets Measured or Disclosed at Fair Value

In accordance with ASC 820, the Group measures available-for-sale investments and contingent consideration for business acquisitions at fair value on a recurring basis. The fair value of the Group’s available-for-sale investments were measured using the income approach, based on the value indicated by current market expectations about those future amounts with the exception of one debt security, which was measured using the market approach, based on market value of comparable companies operating in similar businesses and other significant inputs derived from or corroborated by observable market data. The Company measured the fair value of contingent consideration for business combination using management’s estimates of the acquiree’s adjusted net operating profits for the years ended August 31, 2019 and 2020, as well as a discount factor which considered the time value of money and credit risk. Significant increases (decreases) in the inputs used in the fair value measurement of Level 3 available-for-sale securities and contingent consideration in isolation would result in a significant lower (higher) fair value measurement.

The Group measures certain financial assets, including equity method investments and equity securities withot readily determinable fair value, at fair value on a nonrecurring basis only if impairment charges were to be recognized. The Group’s non-financial assets, such as goodwill, intangible assets and property and equipment, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.

Assets measured or disclosed at fair value are summarized below (continued):

		Fair value measurement or disclosure
		at August 31, 2018 using
		Quoted prices in		Significant
		active market	Significant other	unobservable
	Total fair value at	for identical	observable inputs	inputs
	August 31, 2018	assets (Level 1)	(Level 2)	(Level 3)	Total gains
	RMB	RMB	RMB	RMB	RMB
Fair value measurement
Recurring
Short-term investments:
Available-for-sale	304,824	—	—	304,824	(1,776)
Long-term investments:
Available-for-sale	180,483	—	—	180,483	59,637
Total assets measured at fair value	485,307	—	—	485,307	57,861
Total assets measured at fair value in US$	71,055	—	—	71,055	8,472

		Fair value measurement or disclosure
		at August 31, 2019 using
		Quoted prices in		Significant
		active market	Significant other	unobservable
	Total fair value at	for identical	observable inputs	inputs	Total
	August 31, 2019	assets (Level 1)	(Level 2)	(Level 3)	(loss)/ gains
	RMB	RMB	RMB	RMB	RMB
Fair value measurement
Recurring
Short-term investments:
Available-for-sale	392,156	—	—	392,156	2
Long-term investments:
Available-for-sale	880,022	—	—	880,022	9,566
Total assets measured at fair value	1,272,178	—	—	1,272,178	9,568
Total assets measured at fair value in US$	177,820	—	—	177,820	1,337

Fair value measurement
Recurring
Contingent consideration	91,440	—	—	91,440	(5,124)
Total liability measured at fair value	91,440	—	—	91,440	(5,124)

Total liability measured at fair value in US$	12,781	—	—	12,781	(716)